UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: -811-05749

THE CHINA FUND, INC.

(Exact name of registrant as specified in charter)
c/o STATE STREET BANK AND TRUST COMPANY
2 AVENUE DE LAFAYETTE
P.O. BOX 5049
BOSTON, MA 02206-5049

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Elizabeth A. Watson Secretary The China Fund, Inc. 4 Copley Place, 5th Floor	Leonard B. Mackey, Jr., Esq. Clifford Chance U.S. LLP 31 West 52nd Street New York, New York 10019
Boston, MA 02116
Registrant’s telephone number, including area code: (888) 246-2255
Date of fiscal year end: October 31
Date of reporting period: July 31, 2009

Item 1. Schedule of Investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
COMMON STOCK AND OTHER EQUITY INTERESTS

CHINA
Financials — (0.9%)
Ping An Insurance Group Co. of China Ltd. (1)	614,500		$5,435,281

TOTAL CHINA— (Cost $2,947,647)		0.9%	5,435,281

HONG KONG
Consumer Discretionary — (6.1%)
FU JI Food & Catering Services (1)	5,462,000		5,356,215
Intime Department Store Group Co., Ltd.	12,568,629		7,703,254
Ports Design, Ltd. (1)	4,549,500		11,728,753
Shangri-La Asia, Ltd. (1)	4,755,555		7,547,429
Yorkey Optical International Cayman, Ltd. #	8,598,926		2,108,096

			34,443,747

Consumer Staples — (1.8%)
Chaoda Modern Agriculture (Holdings), Ltd. (1)	14,885,357		10,160,326

Energy — (2.3%)
China Rare Earth Holdings, Ltd. (1)	11,070,000		2,199,688
Fushan International Energy Group, Ltd. * (1)	16,044,000		10,578,552

			12,778,240

Health Care — (4.6%)
China Shineway Pharmaceutical Group, Ltd. #	11,184,000		10,895,240
Golden Meditech Co., Ltd. * (1)	35,040,000		6,600,999
Natural Beauty Bio-Technology, Ltd. #	48,680,000		8,291,196

			25,787,435

Industrials — (0.8%)
TPV Technology, Ltd. (1)	8,854,000		4,821,084

Information Technology — (0.9%)
Sina Corp. *	162,700		5,398,386

Utilities — (1.5%)
Xinao Gas Holdings, Ltd.	5,084,000		8,436,051

TOTAL HONG KONG — (Cost $63,159,761)		18.0%	101,825,269

HONG KONG — “H” SHARES
Consumer Staples — (3.8%)
Wumart Stores, Inc. #	14,888,000		21,630,544

Health Care — (4.9%)
China Pharmaceutical Group Ltd	12,918,000		7,350,664
See notes to Schedule of Investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
July 31, 2009 (Unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
COMMON STOCK AND OTHER EQUITY INTERESTS (continued)

HONG KONG — “H” SHARES (continued)
Shandong Weigao Group Medical Polymer Co., Ltd. (1)	7,808,000		$20,451,659

			27,802,323

Materials — (1.2%)
Zijin Mining Group Co., Ltd.	7,214,000		6,757,802

Telecommunications — (1.2%)
ZTE Corp. (1)	1,461,926		6,404,096

TOTAL HONG KONG — “H” SHARES — (Cost $40,130,551)		11.1%	62,594,765

TOTAL HONG KONG (INCLUDING “H” SHARES) — (Cost $103,290,312)		29.1%	164,420,034

SINGAPORE
Consumer Staples — (3.9%)
China Fishery Group, Ltd. #	13,255,000		10,774,551
China Milk Products Group, Ltd.	4,923,000		1,744,350
Hsu Fu Chi International, Ltd. #	9,484,000		9,422,392

			21,941,293

Financials — (0.4%)
Financial One Corp. * #	12,030,000		2,465,592

Information Technology — (0.4%)
CDW Holding, Ltd. # †	59,708,000		2,488,957

TOTAL SINGAPORE — (Cost $24,543,498)		4.7%	26,895,842

TAIWAN
Consumer Discretionary — (6.1%)
FamilyMart Co., Ltd. #	4,260,652		7,298,483
Far Eastern Department Stores, Ltd. *	18,511,584		18,676,342
Merry Electronics Co., Ltd.	3,584,340		3,605,317
Synnex Technology International Corp. *	2,553,855		4,958,564

			34,538,706

Consumer Staples — (3.0%)
Lien Hwa Industrial Corp.	15,919,692		7,715,286
Uni-President Enterprises Corp.	8,728,581		9,059,016

			16,774,302

See notes to Schedule of Investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
July 31, 2009 (Unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
COMMON STOCK AND OTHER EQUITY INTERESTS (continued)

TAIWAN (continued)
Financials — (4.1%)
KGI Securities Co. Ltd. 144A	8,800,000		$4,372,105
Ruentex Development Co., Ltd. *	12,694,000		11,549,497
Yuanta Financial Holdings Co., Ltd. *	10,520,593		7,567,849

			23,489,451

Information Technology — (3.7%)
HTC Corp. *	438,000		5,974,305
Taiwan Secom Co., Ltd. #	4,738,000		7,148,592
WPG Holdings Co Ltd	6,320,000		7,763,228

			20,886,125

Materials — (1.6%)
China Metal Products Co., Ltd.	9,019,881		8,866,470

TOTAL TAIWAN — (Cost $77,105,994)		18.5%	104,555,054

UNITED KINGDOM
Health Care — (2.5%)
China Medical System Holdings, Ltd. # †	3,623,188		13,926,256

TOTAL UNITED KINGDOM — (Cost $9,940,990)		2.5%	13,926,256

UNITED STATES
Consumer Discretionary — (1.5%)
New Oriental Education & Technology Group, ADR * (1)	73,400		5,394,900
The9, Ltd., ADR # (1)	358,900		3,133,197

			8,528,097

Energy — (1.0%)
Far East Energy Corp. * # †	14,565,477		5,534,881

Health Care — (2.6%)
Mindray Medical International, Ltd., ADR (1)	191,700		5,697,324
WuXi PharmaTech Cayman, Inc., ADR * #	836,890		8,954,723

			14,652,047

TOTAL UNITED STATES — (Cost $36,894,139)		5.1%	28,715,025

TOTAL COMMON STOCK AND OTHER EQUITY INTERESTS — (Cost $254,722,580)		60.8%	343,947,492

See notes to Schedule of Investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
July 31, 2009 (Unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
EQUITY LINKED SECURITIES
Consumer Staples — (4.5%)
Dalian Zhangzidao Fishery Group Co., Ltd. Access Product (expiration 01/17/12) 144A * (3)	1,100,565		$4,210,762
Shenzhen Agricultural Products Co., Ltd. Access Product (expiration 01/17/12) 144A * (3)	6,800,000		11,376,298
Wuliangye Yibin Co., Ltd. Access Product (expiration 01/20/10) 144A * (3)	2,857,007		9,836,675

			25,423,735

Energy — (1.7%)
China Yangtze Power Co., Ltd. Access Product (expiration 10/26/10) 144A (2) (4)	4,169,077		9,604,845

Financials — (8.1%)
China Minsheng Banking Co. Ltd. Access Product (expiration 04/19/12) 144A (4)	758,300		965,620
China Minsheng Banking Co., Ltd. Access Product (expiration 01/21/10) 144A (3)	4,000,000		5,093,604
Citic Securities Co., Ltd. China (expiration 01/20/10) 144A * (3)	1,416,200		7,883,094
Citic Securities Co., Ltd. China (expiration 09/23/13) 144A * (4)	3,304,000		18,391,290
Financial Products, Ltd. (expiration 03/26/14) 144A (4)	238,502,000		6,325,517
Zhejiang Guyuelongshan Access Product (expiration 10/07/13) 144A (4)	6,124,000		7,394,944

			46,054,069

Industrials — (3.1%)
Daqin Railway Co., Ltd. Access Product (expiration 11/02/11) 144A * (4)	3,807,000		6,285,471
Shanghai International Airport Co., Ltd. Access Product (expiration 01/20/10) 144A * (3)	1,816,700		4,627,135
Suning Appliance Co., Ltd. Access Product (expiration 01/20/10) 144A * (3)	2,874,013		6,506,765

			17,419,371

TOTAL EQUITY LINKED SECURITIES — (Cost $69,028,766)		17.4%	98,502,020

DIRECT INVESTMENTS

Consumer Discretionary — (7.2%)
Queenbury Investments, Ltd., (Huiyan) (acquired 05/06/08) * # † (2) (5)	450		40,655,250

Industrials — (2.7%)
Highlight Tech Corp., (acquired 09/11/07) * # † (2) (5) (6)	3,366,893		6,902,130
See notes to Schedule of Investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
July 31, 2009 (Unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)
DIRECT INVESTMENTS (continued)

INDUSTRIALS (continued)
Qingdao Bright Moon, (acquired 02/28/08) * # † (2) (5) (6)	31,827,172	$8,275,065

		15,177,195

Information Technology — (2.1%)
China Silicon Corp. Common Stock, (acquired 09/23/08) * # † (2) (5)	347,904	—
China Silicon Corp. Warrants (expiration 11/30/10), (acquired 11/30/07) * # † (2) (5)	685,450	—
China Silicon Corp., Series A Preferred (acquired 11/30/07) # † (2) (5)	27,418	3,646,594
HAND Enterprise Solutions, Ltd., (acquired 05/02/07) * # † (2) (5)	500,000	8,200,000
teco Optronics Corp., (acquired 04/26/04) * # (2) (5)	1,861,710	—

		11,846,594

	Face
	Amount
Industrials — (4.0%)
Ugent Holdings, Ltd., 12.0% 06/04/12 (acquired 04/06/09) * # † (2) (5)	177,000,000		22,838,415

TOTAL DIRECT INVESTMENTS — (Cost $85,608,995)		16.0%	90,517,454

	Shares
COLLATERAL FOR SECURITIES ON LOAN — (5.5%)
State Street Navigator Prime Portfolio	30,804,783		30,804,783

TOTAL COLLATERAL FOR SECURITIES ON LOAN — (Cost $30,804,783)		5.5%	30,804,783

SHORT TERM INVESTMENTS — (4.5%)

UNITED STATES
Repurchase Agreement with State Street Bank and Trust, 0.23%, 08/03/09 (7)	25,353,000		25,353,000

TOTAL UNITED STATES — (Cost $25,353,000)		4.5%	25,353,000

TOTAL INVESTMENTS — (Cost $465,518,124)**		104.2%	589,124,749

OTHER ASSETS AND LIABILITIES		(4.2)%	(23,823,937)

NET ASSETS		100.0%	$565,300,812
Notes to Schedule of Investments
See notes to Schedule of Investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
July 31, 2009 (Unaudited)

(A)	Portfolio securities listed on recognized United States or foreign securities exchanges are valued at the last quoted sales price in the principal market where they are traded. Listed securities with no such sales price and unlisted securities are valued at the mean between the current bid and asked prices, if any, of two brokers. Short-term investments having maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which when combined with accrued interest approximates market value. Open end investment companies are valued at net asset value per share. Securities for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Board of Directors considering relevant factors, data and information including, if relevant, the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded. Direct Investments not traded on an exchange are valued at fair value as determined by the Board of Directors based on financial and other information supplied by the Direct Investment Manager regarding each Direct Investment. Forward currency contracts are valued at the current cost of offsetting the contract.

The Fund’s investments in China companies involve certain risks not typically associated with investments in securities of U.S. companies or the U.S. Government, including risks relating to (1) social, economic and political uncertainty; (2) price volatility, lesser liquidity and smaller market capitalization of securities markets in which securities of China companies trade; (3) currency exchange fluctuations, currency blockage and higher rates of inflation; (4) controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; (5) governmental involvement in and control over the economy; (6) risk of nationalization or expropriation of assets; (7) the nature of the smaller, less seasoned and newly organized China companies, particularly in China; and (8) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation.

*	Denotes non-income producing security.

#	Illiquid security.

†	Affiliated issuer (see Note B).

(1)	A portion or all of the security was held on loan. As of July 31, 2009, the market value of the securities loaned was $29,571,451.

(2)	Security valued at fair value using methods determined in good faith by or at the direction of the Board of Directors.

(3)	Equity linked securities issued by Citigroup Global Markets Holdings.

(4)	Equity linked securities issued by Credit Lyonnais (CLSA).

(5)	Direct investments are generally restricted as to resale and do not have a readily available resale market. On the date of acquisition of each direct investment, there were no market quotations on similar securities, and such investments were therefore valued in good faith by the Board of Directors at fair market value.

(6)	The Fund holds a put option which allows the Fund to sell the investment for a value at least equal to the purchase price under certain circumstances.

(7)	Repurchase agreement, dated 07/31/09, due 08/03/09 with repurchase proceeds of $25,353,021 is collateralized by US Treasury Bill 0.23% due 01/14/10 with a market value of $25,861,521.

144A	securities. Securities restricted for resale to Qualified Institutional Buyers.

ADR	American Depositary Receipts.

**	At July 31, 2009, the cost of investment securities for tax purposes was $465,518,124. Net unrealized appreciation of investment securities for tax purposes was $123,606,625, consisting of unrealized gains of $147,922,587 on securities that had risen in value since their purchase and $24,315,962 in unrealized losses on securities that had fallen in value since their purchase.
See notes to Schedule of Investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
July 31, 2009 (Unaudited)
Forward Foreign Currency Contracts:
As of July 31, 2009, the Fund had the following open forward foreign currency contracts:

					Unrealized
	Settlement				Appreciation/
Currency	Date	Local Amount	Base Amount	Market Value	(Depreciation)

CNY (Sell)	11/30/2009	122,079,803	$17,382,150	$17,897,480	$(515,330)
CNY (Buy)	11/30/2009	122,079,803	17,540,202	17,897,480	357,278
TWD (Sell)	11/30/2009	572,709,241	17,382,150	17,629,865	(247,715)
TWD (Buy)	11/30/2009	572,709,241	18,055,146	17,629,865	(425,281)

					$(831,048)

CNY	— Chinese Yen

TWD	— Taiwan Dollar
FAS 161 — Disclosures About Derivative Instruments and Hedging Activities
In March 2008, Statement of Financial Accounting Standards 161, “Disclosures about Derivative Instruments and Heding Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

	Foreign
Derivatives not accounted for as hedging instruments under	Exchange
Statement 133	Contracts Risk	Total
Asset Derivatives
Forward Contracts	$357,278	$357,278

Liability Derivatives
Forward Contracts	1,188,326	1,188,326
FAS 157 — Summary of Fair Value Disclosure
See notes to Schedule of Investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
July 31, 2009 (Unaudited)
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The valuation techniques used by the Fund to measure fair value during the nine months ended July 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: a multi-dimensional relational pricing model, option adjusted spread pricing and estimations of the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.
The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments carried at value:
See notes to Schedule of Investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
July 31, 2009 (Unaudited)
ASSETS VALUATION INPUT

Description	Level 1	Level 2	Level 3	Total

COMMON STOCK AND OTHER EQUITY INTERESTS
China
Financials	$5,435,281	$—	$—	$5,435,281
Hong Kong
Consumer Discretionary	34,443,747	—	—	34,443,747
Consumer Staples	10,160,326	—	—	10,160,326
Energy	12,778,240	—	—	12,778,240
Health Care	25,787,435	—	—	25,787,435
Industrials	4,821,084	—	—	4,821,084
Information Technology	5,398,386	—	—	5,398,386
Utilities	8,436,051	—	—	8,436,051

Total Hong Kong	101,825,269	—	—	101,825,269

HONG KONG — “H” SHARES
Consumer Staples	21,630,544	—	—	21,630,544
Health Care	27,802,323	—	—	27,802,323
Materials	6,757,802	—	—	6,757,802
Telecommunications	6,404,096	—	—	6,404,096

Total HONG KONG — “H” SHARES	62,594,765	—	—	62,594,765

Singapore
Consumer Staples	21,941,293	—	—	21,941,293
Financials	2,465,592	—	—	2,465,592
Information Technology	2,488,957	—	—	2,488,957

Total Singapore	26,895,842	—	—	26,895,842

Taiwan
Consumer Discretionary	34,538,706	—	—	34,538,706
Consumer Staples	16,774,302	—	—	16,774,302
Financials	23,489,451	—	—	23,489,451
Information Technology	20,886,125	—	—	20,886,125
Materials	8,866,470	—	—	8,866,470

Total Taiwan	104,555,054	—	—	104,555,054

United Kingdom
Health Care	13,926,256	—	—	13,926,256

Total United Kingdom	13,926,256	—	—	13,926,256

UNITED STATES
Consumer Discretionary	8,528,097	—	—	8,528,097
Energy	5,534,881	—	—	5,534,881
Health Care	14,652,047	—	—	14,652,047

TOTAL UNITED STATES	28,715,025	—	—	28,715,025

Total COMMON STOCK AND OTHER EQUITY INTERESTS	343,947,492	—	—	343,947,492

EQUITY LINKED SECURITIES
Consumer Staples	25,423,735	—	—	25,423,735
Energy	—	—	9,604,845	9,604,845
Financials	46,054,069	—	—	46,054,069
Industrials	17,419,371	—	—	17,419,371

TOTAL EQUITY LINKED SECURITIES	88,897,175	—	9,604,845	98,502,020

DIRECT INVESTMENTS
Consumer Discretionary	—	—	40,655,250	40,655,250
See notes to Schedule of Investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
July 31, 2009 (Unaudited)

Description	Level 1	Level 2	Level 3	Total

Industrials	—	—	38,015,610	38,015,610
Information Technology	—	—	11,846,594	11,846,594

TOTAL DIRECT INVESTMENTS	—	—	90,517,454	90,517,454

COLLATERAL FOR SECURITIES ON LOAN	—	30,804,783	—	30,804,783
SHORT TERM INVESTMENTS
UNITED STATES	—	25,353,000	—	25,353,000
FORWARD FOREIGN CURRENCY CONTRACTS	357,278	—	—	357,278

TOTAL INVESTMENTS	433,201,945	56,157,783	100,122,299	589,482,027

Total	$433,201,945	$56,157,783	$100,122,299	$589,482,027

LIABILITIES

FORWARD FOREIGN CURRENCY CONTRACTS	(1,188,326)	—	—	(1,188,326)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending July 31, 2009:

								Change in
								Unrealized
								Appreciation
						Net		(Depreciation)
					Change in	Transfers		from
	Balance as	Net	Accrued	Realized	Unrealized	in and/or	Balance as	Investments
	of October	Purchases	Discounts	Gain	Appreciation	out of	of July 31,	Held at July
Investments in Securities	31, 2008	(Sales)	(Premiums)	(Loss)	(Depreciation)	Level 3	2009	31, 2009

COMMON STOCK AND OTHER EQUITY INTERESTS
Materials	$155,259	($156,497)	$—	($31,412)	$32,650	$—	$—	$32,650

DIRECT INVESTMENTS
Consumer Discretionary	38,459,700	—	—	—	2,195,550	—	40,655,250	2,195,550
Industrials	16,675,038	18,705,865	—	388,218	2,246,489	—	38,015,610	2,246,489
Information Technology	10,011,966	391,529	—	—	1,443,099	—	11,846,594	1,443,099

	65,146,704	19,097,394	—	388,218	5,885,138	—	90,517,454	5,885,138

EQUITY LINKED SECURITIES
Energy	3,888,986	—	—	—	5,715,859	—	9,604,845	5,715,859

	$69,190,949	$18,940,897	$—	$356,806	$11,633,647	$—	$100,122,299	$11,633,647

Direct investments: The Fund may invest up to 25% of the net proceeds from its offering of its outstanding common stock in direct investments. Direct investments are generally restricted and do not have a readily available resale market. The value of these securities at July 31, 2009 was $90,517,454 or
See notes to Schedule of Investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
July 31, 2009 (Unaudited)
16.0% of the Fund’s net asset value. The table below details the acquisition date, cost, and value of the Fund’s direct investments as determined by the Board of Director’s of the Fund. The Fund does not have the right to demand that such securities be registered.

	Acquisition
Security	Date	Cost	Value
China Silicon Corp., Series A Preferred*	11/30/2007	$6,552,874	$3,646,594
China Silicon Corp. Common Stock	09/23/2008	828,011	—
HAND Enterprise Solutions, Ltd.	05/02/2007	3,164,274	8,200,000
Highlight Tech. Corp	09/11/2007	6,025,894	6,902,130
Qingdao Bright Moon	02/28/2008	7,116,942	8,275,065
Queenbury Investments, Ltd., (Huiyan)	05/06/2008	38,515,190	40,655,250
Ugent Holdings, Ltd	09/17/2007	22,838,490	22,838,415
teco Optronics Corp	04/26/2004	567,320	—

		$85,608,995	$90,517,454

*	The purchase of China Silicon Corp., Series A Preferred resulted in the Fund receiving 682,450 shares of China Silicon Corp. common stock warrants. Each warrant entitles the Fund to purchase twenty five shares of common stock at an exercise price of USD$2.98 per share, subject to adjustment.
NOTE B — Investments in Non-Controlled Affiliates*:

	Balance of
	Shares	Gross		Balance of
	Held	Purchases	Gross	Shares
	October	and	Sales and	Held July	Value July
Name of Issuer	31, 2008	Additions	Reductions	31, 2009	31, 2009

CDW Holdings, Ltd.	60,000,000	—	292,000	59,708,000	$2,488,957
China Medical System Holdings, Ltd.	3,623,188	—	—	3,623,188	13,926,256
See notes to Schedule of Investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
July 31, 2009 (Unaudited)

	Balance of
	Shares	Gross		Balance of
	Held	Purchases	Gross	Shares
	October	and	Sales and	Held July	Value July
Name of Issuer	31, 2008	Additions	Reductions	31, 2009	31, 2009

China Silicon Corp. Common Stock	183,396	191,508	—	374,904	—
China Silicon Corp. Series A Preferred	27,418	—	—	27,418	3,646,594
China Silicon Corp. Warrants	685,450	—	—	685,450	—
Far East Energy Corp.	10,478,634	4,086,843	—	14,565,477	5,534,881
HAND Enterprise Solutions, Ltd.	500,000	—	—	500,000	8,200,000
Highlight Tech Corp.	3,366,893	—	—	3,366,893	6,902,130
Qingdao Bright Moon	31,827,172	—	—	31,827,172	8,275,065
Queensbury Investments, Ltd. (Huiyan)	450	—	—	450	40,655,250
Ugent Holdings, Ltd.	—	177,000,000	—	177,000,000	22,838,415
teco Optronics Corp.**	1,861,710	—	—	1,861,710	—
Wuxi PAIHO**	11,734,701	—	11,734,701	—	—

*	Affiliated issuers, as defined in the 1940 Act as amended, include issuers in which the Fund held 5% or more of the outstanding voting securities.

**	Securities are no longer considered affiliated as of July 31, 2009.
See notes to Schedule of Investments.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certification required by Rule 30a-2(a) of the 1940 Act (17 CFR 270.30a-2(a)) is attached as an exhibit to this filing.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
THE CHINA FUND, INC.

By:	/s/ Jamie Skinner

Jamie Skinner
President and Chief Executive Officer

Date:	9/29/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jamie Skinner

Jamie Skinner
President and Chief Executive Officer

Date:	9/29/09

By:	/s/ Laura F. Healy

Laura F. Healy
Treasurer

Date:	9/29/09